UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment          [ ];   Amendment Number: ___________

This Amendment (Check only one): [ ]    is a restatement.
                                 [ ]    adds new entries.

Institutional Investment Manager Filing this Report:

Name:    RA Capital Management, LLC
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Address: 800 Boylston Street, Suite 1500
         -------------------------------------
         Boston, MA 02199
         -------------------------------------

Form 13F File Number: 28-12884
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Kolchinsky
         -------------------------------------
Title:   Manager
         -------------------------------------
Phone:   (617) 778-2500
         -------------------------------------
Signature, Place, and Date of Signing


   /s/ Peter Kolchinsky             Boston, MA                 May 15, 2009
--------------------------   --------------------------   ----------------------
       [Signature]                 [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                           -----------------

Form 13F Information Tabel Entry Total:    14
                                           -----------------

Form 13F Information Table Value Total:    188,020
                                           -----------------
                                           (thousands)
List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2   COLUMN 3    COLUMN 4          COLUMN 5           COLUMN 6   COLUMN 7        COLUMN 8
----------------------------  ---------  -----------  -------- -------------------------  ----------  -------- ---------------------
                               TITLE OF                VALUE        SHRS OR   SH/   PUT/  INVESTMENT   OTHER     VOTING   AUTHORITY
      NAME OF ISSUER            CLASS       CUSIP     (x$1000)      PRN AMT   PRN   CALL  DISCRETION  MANAGERS   SOLE/   SHARED/NONE
------------------------------------------------------------------------------------------------------------------------------------
AMAG PHARMACEUTICALS INC         COM     00163U 10 6    11,221       305,163   SH            SOLE        N/A    305,163
ANADYS PHARMACEUTICALS INC       COM     03252Q 40 8     2,239       329,725   SH            SOLE        N/A    329,725
ARDEA BIOSCIENCES INC            COM     03969P 10 7    11,991     1,165,262   SH            SOLE        N/A  1,165,262
BIOSPECIFICS TECHNOLOGIES CO     COM     090931 10 6    16,624       810,931   SH            SOLE        N/A    810,931
CARDIOME PHARMA CORP           COM NEW   14159U 20 2     1,286       438,915   SH            SOLE        N/A    438,915
CUBIST PHARMACEUTICALS INC       COM     229678 10 7     4,908       300,000   SH            SOLE        N/A    300,000
DENDREON CORP                    COM     24823Q 10 7       578       137,500   SH            SOLE        N/A    137,500
ENTEROMEDICS INC                 COM     29365M 10 9     1,122       824,742   SH            SOLE        N/A    824,742
NORTHSTAR NEUROSCIENCE INC       COM     66704V 10 1     3,572     1,870,229   SH            SOLE        N/A  1,870,229
PHARMASSET INC                   COM     71715N 10 6     7,462       760,694   SH            SOLE        N/A    760,694
SEQUENOM INC                   COM NEW   817337 40 5    85,132     5,986,780   SH            SOLE        N/A  5,986,780
SEQUENOM INC                   COM NEW   817337 40 5    30,328     2,132,800   SH   CALL     SOLE        N/A        N/A
VANDA PHARMACEUTICALS INC        COM     921659 10 8     1,817     2,019,170   SH            SOLE        N/A  2,019,170
VERTEX PHARMACEUTICALS INC       COM     92532F 10 0     9,741       339,044   SH            SOLE        N/A    339,044